Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

11.    Subsequent Events

Subsequent events have been evaluated through August 22, 2023, the date these unaudited condensed consolidated financial statements were available to be noted.

Amended and Restated Certificate of Incorporation — On July 6, 2023, the Company received confirmation of the acceptance of its Third Amended and Restated Certificate of Incorporation (the “Third Restated Certificate”) from the Secretary of State of Delaware. The Third Restated Certificate was approved by the Company’s stockholders by written consent pursuant to a definitive proxy statement filed with the Securities and Exchange Commission on April 13, 2023. Written consent from the majority of stockholders was received as of May 13, 2023. The Third Restated Certificate maintained the 50,000,000 authorized shares of Common Stock and eliminated the authorized Preferred Stock. The Third Restated Certificate also created a classified Board of Directors of the Company with three classes of directors who will stand for election in staggered years.

Warrant Exercise — On August 18, 2023, Armistice Capital Master Fund Ltd. executed a Notice of Exercise to purchase 270,000 shares of Class A Common Stock pursuant to the terms of the September 11, 2022 Securities Purchase Agreement between the Company and Armistice Capital Master Fund Ltd. Armistice Capital Master Fund Ltd. agreed to purchase each warrant for $2.30 for a total purchase price of $621,000.

15.    Subsequent Events

On February 28, 2023, the Company received the Certificate of Termination from the State of Georgia, which represents the completion of administratively dissolving T Avatar LLC. As there were no operations established under the entity, there is a limited impact to Trust Stamp. The dissolution of T Avatar LLC was effective February 28, 2023.

On March 10, 2023 Silicon Valley Bank was closed by the California Department of Financial Protection and Innovation, which appointed the Federal Deposit Insurance Corporation (“FDIC”) as receiver. At the time of closing, the Company maintained approximately $286 thousand of its cash in deposit accounts with SVB. On March 12, 2023, the U.S. Treasury, Federal Reserve, and FDIC announced that Silicon Valley Bank depositors will have access to all their money starting March 13, 2023. As of March 14, 2023, the Company had access to all its money held at Silicon Valley Bank.